EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) per share attributable to ordinary shareholders of the Company’s shareholders
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNINGS

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Numerator:
Numerator for basic and diluted earnings / (loss) per share – Net income / (loss) attributable to the Company’s shareholders	12,105,673	11,870,254	(23,550,966)	(3,019,356)

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	32,500,000	32,500,000	33,376,521	33,376,521

Basic and diluted earnings / (loss) per share:	0.37	0.37	(0.71)	(0.09)